Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Total		¥ 1,578	¥ 80,323	¥ 13,174	¥ 157,747
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(16,018)	558	(29,825)	(96)
Realized gain (loss) on investments in equity securities held for operating purposes		7	344	52	387
Equity in earnings of affiliates		8,536	8,408	15,155	15,430
Corporate items		(23,719)	1,597	(26,201)	1,751
Other	[1]	6,728	6,418	5,166	13,462
Total		¥ (24,466)	¥ 17,325	¥ (35,653)	¥ 30,934

[1]	Includes the impact of Nomura's own creditworthiness.